Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($) plan	Sep. 30, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
Surplus in plan	$ (167,920,000)	$ (162,543,000)
Current service cost	14,165,000	13,734,000
Annual contributions	8,616,000
Pension cost for defined contribution plans	296,470,000	282,284,000
Deferred compensation plan liabilities	124,447,000	97,745,000
Deferred compensation plan assets	$ 112,270,000	88,076,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Surplus in plan	$ 22,230,000	593,000
Annual contributions	369,000
Other
Disclosure of defined benefit plans [line items]
Surplus in plan	(32,668,000)	(28,565,000)
Annual contributions	8,246,000
UNITED STATES
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 112,270,000	88,076,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	65.00%
Surplus in plan	$ 36,812,000
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Surplus in plan	$ 91,000
Current service cost	$ 447,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	10.00%
Bond investments, target allocation percentage of plan assets	90.00%
Surplus in plan	$ 18,901,000
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	18,043,000
Pension cost for defined contribution plans	$ 23,422,000	$ 25,311,000
Proportion of total contributions to the plan	0.72%
Proportion of total number of active members in the plan	0.48%
Collective funding solvency percentage	163.00%	178.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%